Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Entity Central Index Key	0000946936
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33900
Entity Registrant Name	DESWELL INDUSTRIES, INC.
Entity Incorporation State Country Code	D8
Entity Address, Address Line One	10B, Edificio Associacao Industrial De Macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveira
Entity Address, City or Town	Macao
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Common shares, no par value
Trading Symbol	DSWL
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	15,935,239
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Auditor Firm Id	1818
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Location	People’s Republic of China
Business Contact
Contact Personnel Name	Herman Wong
Entity Address, Address Line One	10B, Edificio Associacao Industrial De Macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveira
Entity Address, City or Town	Macao
Entity Address, Country	CN
City Area Code	853
Local Phone Number	28-322096
Contact Personnel Email Address	hermanwong@jetcrown.net